Consolidated Balance Sheets	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current assets:
Cash and cash equivalents	$ 168,718,596	1,021,371,762	1,943,061,530
Restricted cash	1,668,710	10,101,867
Short-term investments	462,475,189	2,799,686,050	739,314,900
Accounts receivable (net of allowance of RMB4,131,311 and RMB3,938,700 (US$650,627) for 2012 and 2013, respectively)	2,584,844	15,647,868	12,106,819
Prepayments and other current assets	47,117,912	285,237,701	236,446,037
Due from related parties	108,890	659,190	7,370,022
Inventories			333,195
Deferred tax assets, net	24,334,005	147,310,764	157,885,822
Total current assets	707,008,146	4,280,015,202	3,096,518,325
Non-current assets:
Property and equipment, net	58,774,211	355,801,443	340,242,374
Intangible assets, net	5,858,013	35,462,653	32,799,853
Land use right	7,990,208	48,370,323
Due from research and development entity partners	1,156,318	7,000,000	7,637,000
Due from a related party	935,398	5,662,621
Goodwill	16,405,835	99,316,001	99,316,001
Long-term investments	72,292,410	437,636,564	426,087,585
Available-for-sale security	12,351,564	74,772,662	78,740,916
Held-to-maturity securities	1,651,882	10,000,000	190,000,000
Deferred tax assets, net	5,470,162	33,114,721	25,345,455
Net deferred tax assets (liabilities)	1,839,416	11,135,275	(6,966,221)
Other assets	21,681	131,250	25,541,335
Total non-current assets	179,276,936	1,085,288,792	1,225,710,519
Total assets	886,285,082	5,365,303,994	4,322,228,844
Current liabilities:
Short-term loan	101,313,860	613,323,717
Payables and accrued expenses (including payables and accrued expenses of Shanghai Giant Network Technology Co., Ltd. and its consolidated entities ("VIE and its consolidated entities") without recourse to the Company of RMB63,103,923 and RMB68,497,136 (US$11,314,921) as of December 31, 2012 and 2013, respectively)	34,907,824	211,321,494	238,594,085
Advances from distributors (including advances from distributors of VIE and its consolidated entities without recourse to the Company of RMB93,468,209 and RMB70,317,903 (US$11,615,690) as of December 31, 2012 and 2013, respectively)	11,641,015	70,471,207	93,468,209
Due to a related party (including due to a related party of VIE and its consolidated entities without recourse to the Company of nil and RMB2,000,041 (US$330,383) as of December 31, 2012 and 2013, respectively)	442,226	2,677,106	598,953
Deferred revenue (including deferred revenue of VIE and its consolidated entities without recourse to the Company of RMB470,279,509 and RMB347,524,943 (US$57,407,031) as of December 31, 2012 and 2013, respectively)	60,423,195	365,783,894	486,024,501
Tax payable (including tax payable of VIE and its consolidated entities without recourse to the Company of RMB4,371,971 and RMB22,209,243 (US$3,668,706) as of December 31, 2012 and 2013, respectively)	10,754,968	65,107,352	48,121,958
Unrecognized tax benefits (including unrecognized tax benefits of VIE and its consolidated entities without recourse to the Company of RMB6,418,702 and RMB6,418,702 (US$1,060,294) as of December 31, 2012 and 2013, respectively	7,859,651	47,579,967	47,579,967
Deferred tax liabilities (including deferred tax liabilities of VIE and its consolidated entities without recourse to the Company of RMB2,500,250 and nil as of December 31, 2012 and 2013, respectively)	55,622,104	336,719,532	112,282,639
Total current liabilities	282,964,843	1,712,984,269	1,026,670,312
Non-current liabilities:
Long-term loan	483,836	2,928,995
Deferred tax liabilities			32,311,676
Total liabilities	283,448,679	1,715,913,264	1,058,981,988
Commitments and contingencies
Shareholders' equity
Ordinary shares (par value US$0.0000002 per share; 500,000,000 shares authorized; 273,110,626 shares issued and 239,252,672 shares outstanding as of December 31, 2012; 273,110,626 shares issued and 240,499,872 shares outstanding as of December 31, 2013)	71	430	430
Additional paid-in capital	748,331,332	4,530,173,387	4,456,659,188
Statutory reserves	8,447,060	51,135,968	48,596,713
Accumulated other comprehensive loss	(61,658,997)	(373,265,071)	(368,723,831)
Retained earnings	220,880,790	1,337,146,037	1,087,615,133
Treasury stock	(323,736,602)	(1,959,804,269)	(2,006,420,168)
Total Giant Interactive Group Inc.'s equity	592,263,654	3,585,386,482	3,217,727,465
Noncontrolling interests	10,572,749	64,004,248	45,519,391
Total shareholders' equity	602,836,403	3,649,390,730	3,263,246,856
Total liabilities and shareholders' equity	$ 886,285,082	5,365,303,994	4,322,228,844